CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities attributable to continuing operations:
Net earnings (loss)	$ 171,577	$ 94,352	$ (979,912)
Less: loss (earnings) from discontinued operations, net of tax	3,992	(103,745)	23,439
Earnings (loss) from continuing operations	175,569	(9,393)	(956,473)
Adjustments to reconcile earnings (loss) from continuing operations to net cash provided by operating activities attributable to continuing operations:
Non-cash compensation expense	88,588	84,280	70,081
Depreciation	56,719	63,897	61,391
Amortization of intangibles	22,057	27,472	157,031
Amortization of non-cash marketing			15,868
Goodwill impairment		28,032	916,868
Impairment of long-term investments		7,844	4,936
Deferred income taxes	(35,483)	(6,074)	27,707
Equity in losses of unconsolidated affiliates	36,300	25,676	14,014
Gain on sale of Match Europe			(132,244)
Gain on sales of investments	(1,974)	(3,989)	(28,835)
Decrease in the fair value of the derivative asset related to Arcandor AG stock			58,097
Changes in assets and liabilities, net of effects of acquisitions:
Accounts receivable	(58,314)	(32,901)	(18,121)
Other current assets	1,287	(8,636)	6,458
Accounts payable and other current liabilities	57,228	54,188	18,825
Income taxes payable	(29,215)	76,749	109,009
Deferred revenue	48,950	19,653	14,238
Other, net	10,674	13,909	9,697
Net cash provided by operating activities attributable to continuing operations	372,386	340,707	348,547
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired	(278,469)	(17,333)	(85,534)
Capital expenditures	(39,954)	(39,829)	(33,938)
Proceeds from maturities and sales of marketable debt securities	584,935	763,326	229,583
Purchases of marketable debt securities	(203,970)	(838,155)	(586,274)
Proceeds from sales of investments	15,214	5,324	64,046
Purchases of long-term investments	(90,245)	(2,283)	(6,482)
Dividend received from Meetic		11,355
Other, net	(12,697)	(501)	(4,041)
Net cash used in investing activities attributable to continuing operations	(25,186)	(118,096)	(422,640)
Cash flows from financing activities attributable to continuing operations:
Purchase of treasury stock	(507,765)	(539,598)	(545,489)
Issuance of common stock, net of withholding taxes	132,785	25,939	151,933
Payment of dividends to IAC shareholders	(10,668)
Excess tax benefits from stock-based awards	22,166	14,291	796
Settlement of vested stock-based awards denominated in subsidiaries' equity			(14,331)
Liberty Exchange		(217,921)
Other, net	(8,751)	79	1,294
Net cash used in financing activities attributable to continuing operations	(372,233)	(717,210)	(405,797)
Total cash used in continuing operations	(25,033)	(494,599)	(479,890)
Total cash used in discontinued operations	(8,417)	(7,545)	(24,708)
Effect of exchange rate changes on cash and cash equivalents	(4,496)	(1,754)	5,601
Net decrease in cash and cash equivalents	(37,946)	(503,898)	(498,997)
Cash and cash equivalents at beginning of period	742,099	1,245,997	1,744,994
Cash and cash equivalents at end of period	$ 704,153	$ 742,099	$ 1,245,997